Consolidated Statements of Income ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 ILS (₪) ₪ / shares shares	Dec. 31, 2019 ILS (₪) ₪ / shares shares		Dec. 31, 2018 ILS (₪) ₪ / shares shares
Statement Line Items [Line Items]
Revenues | ₪		₪ 3,676	₪ 3,708		₪ 3,688
Cost of revenues | ₪		(2,800)	(2,725)		(2,661)
Gross profit | ₪		876	983		1,027
Selling and marketing expenses | ₪		(580)	(610)		(567)
General and administrative expenses | ₪		(330)	(300)	[1]	(323)	[1]
Credit losses | ₪		(27)	(29)	[1]	(37)	[1]
Other income (expenses), net | ₪		38	(20)		1
Operating profit (loss) | ₪		(23)	24		101
Financing income | ₪		10	49		19
Financing expenses | ₪		(182)	(193)		(190)
Financing expenses, net | ₪		(172)	(144)		(171)
Share in losses of equity accounted investees | ₪		(14)	(10)
Loss before taxes on income | ₪		(209)	(130)		(70)
Tax benefit | ₪		39	23		6
Loss for the year | ₪		(170)	(107)		(64)
Attributable to:
Owners of the Company | ₪		(170)	(107)		(62)
Non-controlling interests | ₪					(2)
Loss for the year | ₪		₪ (170)	₪ (107)		₪ (64)
Loss per share
Basic loss per share (in NIS) | ₪ / shares		₪ (1.11)	₪ (0.90)		₪ (0.58)
Diluted loss per share (in NIS) | ₪ / shares		₪ (1.11)	₪ (0.90)		₪ (0.58)
Weighted-average number of shares used in the calculation of basic loss per share (in shares) | shares	153,751,724	153,751,724	118,376,455		107,499,543
Weighted-average number of shares used in the calculation of diluted loss per share (in shares) | shares	153,751,724	153,751,724	118,376,455		107,499,543
Convenience translation into U.S. dollar [Member]
Statement Line Items [Line Items]
Revenues | $	$ 1,144
Cost of revenues | $	(871)
Gross profit | $	273
Selling and marketing expenses | $	(180)
General and administrative expenses | $	(103)
Credit losses | $	(9)
Other income (expenses), net | $	12
Operating profit (loss) | $	(7)
Financing income | $	3
Financing expenses | $	(57)
Financing expenses, net | $	(54)
Share in losses of equity accounted investees | $	(4)
Loss before taxes on income | $	(65)
Tax benefit | $	12
Loss for the year | $	(53)
Attributable to:
Owners of the Company | $	(53)
Non-controlling interests | $
Loss for the year | $	$ (53)
Loss per share
Basic loss per share (in NIS) | $ / shares	$ (0.35)
Diluted loss per share (in NIS) | $ / shares	$ (0.35)
Weighted-average number of shares used in the calculation of basic loss per share (in shares) | shares	153,751,724	153,751,724
Weighted-average number of shares used in the calculation of diluted loss per share (in shares) | shares	153,751,724	153,751,724

[1]	Reclassified